Jointly Owned Utility Facilities	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Facilities Disclosure [Text Block]
Jointly Owned Utility Facilities

Under joint facility ownership agreements with other utilities, MidAmerican Energy, as a tenant in common, has undivided interests in jointly owned generation and transmission facilities. MidAmerican Energy accounts for its proportionate share of each facility, and each joint owner has provided financing for its share of each facility. Operating costs of each facility are assigned to joint owners based on their percentage of ownership or energy production, depending on the nature of the cost. Operating costs and expenses on the Statements of Operations include MidAmerican Energy's share of the expenses of these facilities.

The amounts shown in the table below represent MidAmerican Energy's share in each jointly owned facility as of December 31, 2015 (dollars in millions):

			Accumulated	Construction
	Company	Plant in	Depreciation and	Work in
	Share	Service	Amortization	Progress

Louisa Unit No. 1	88.0%	$757	$405	$7
Quad Cities Unit Nos. 1 & 2(1)	25.0	672	340	27
Walter Scott, Jr. Unit No. 3	79.1	608	297	6
Walter Scott, Jr. Unit No. 4(2)	59.7	448	91	—
George Neal Unit No. 4	40.6	305	148	1
Ottumwa Unit No. 1	52.0	554	184	3
George Neal Unit No. 3	72.0	415	153	—
Transmission facilities(3)	Various	245	83	2
Total		$4,004	$1,701	$46

(1)	Includes amounts related to nuclear fuel.

(2)	Plant in service and accumulated depreciation and amortization amounts are net of credits applied under Iowa revenue sharing arrangements totaling $319 million and $67 million, respectively.

(3)	Includes 345 and 161 kilovolt transmission lines and substations.